SUBSEQUENT EVENTS - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		2 Months Ended	12 Months Ended
	Feb. 24, 2023	Feb. 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)			(1,966,816)	(1,167,592)
Common Shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid to repurchase shares			€ 384,869	€ 231,024
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share)	€ 1.810
Dividends declared, aggregate amount	€ 329,000
Potential ordinary share transactions | Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		12,156,504
Potential ordinary share transactions | Common Shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)		(186,503)
Consideration paid to repurchase shares		€ 42,100